Convertible debentures	12 Months Ended
Oct. 31, 2022
Borrowings [abstract]
Convertible debentures [Text Block]

10. Convertible debentures

The Company issues three types of convertible debentures: USD denominated convertible debentures with an equity component, Canadian dollar ("CDN") denominated convertible debentures with an embedded derivative due to variable consideration payable upon conversion caused by foreign exchange, and USD denominated convertible debentures with an embedded derivative caused by variable conversion prices.

During the year ended October 31, 2022, the Company incurred $21,000 financing costs (2021 - $84,478, 2020 - $35,500) which primarily consisted of early repayment and administrative fees, of which $nil (2021 - $nil, 2020 - $7,500) was converted into common shares. All loan principal amounts and conversion prices are expressed in original currency and all remaining dollar amounts are expressed in USD.

(a) Current period information presented in the consolidated financial statements

Convertible debentures outstanding as at October 31, 2022:

	USD
	(equity	CDN (embedded	USD (embedded
	component)	derivative)	derivative)	Total

Loan principal outstanding	$1,205,144	$2,321,755	$347,700

Terms of loan
Annual stated interest rate	12% - 24%	12% - 24%	2% - 4%
Effective annual interest rate	24%	22 - 131%	24% - 5803%
Conversion price to common shares	$0.03 - $0.07	$0.05 - $0.08	(i) - (ii)
Remaining life (in months)	0 - 6	0 - 10	0 - 11

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,203,478	$1,661,742	$130,424	$2,995,644
Interest payable	380,360	389,617	26,443	796,420
Convertible debentures	$1,583,838	$2,051,359	$156,867	$3,792,064

Derivative liabilities	$-	$439,194	$202,105	$641,299
Equity component of convertible debentures	$793,140	$-	$-	$793,140

For the year ended October 31, 2022:

	USD
	(equity	CDN (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$28,000	$1,086,385	$65,218	$1,179,603
Interest expense	$230,058	$232,211	$7,156	$469,425
(Gain) loss on revaluation of derivative liabilities	$-	$(379,736)	$(29,871)	$(409,607)
(Gain) loss on conversion of convertible debentures	$-	$-	$94,326	$94,326
(Gain) loss on repayment of convertible debentures	$-	$(661)	$(47,216)	$(47,877)
(Gain) loss on extinguishment of convertible debentures	$(28,007)	$99,078	$129,579	$200,650

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$-	$712,100
Amount of interest converted to common shares	$-	$-	$12,680
Number of common shares issued on conversion of convertible debentures	-	-	26,443,820	26,443,820

(a) Current period information presented in the consolidated financial statements

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$7,490	$56,000	$63,490
Amount of interest repaid in cash	$14,941	$73,524	$-	$88,465

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

(b) Comparative information presented in the consolidated financial statements

Convertible debentures outstanding as at October 31, 2021:

	USD
	(equity	CDN (embedded	USD (embedded
	component)	derivative)	derivative)	Total

Loan principal outstanding	$1,037,782	$1,989,187	$468,600

Terms of loan
Annual stated interest rate	12% - 24%	12% - 24%	2% - 10%
Effective annual interest rate	24.00%	13% - 28735624%	0% - 5525%

Conversion price to common shares	$0.03 - $0.07	$0.05 - $0.08	(i) - (ii)
Remaining life (in months)	0 - 6	0 - 6	0 - 10

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,036,124	$609,924	$172,166	$1,818,214
Interest payable	332,605	269,455	32,128	634,188
Convertible debentures	$1,368,729	$879,379	$204,294	$2,452,402

Derivative liabilities	$-	$557,322	$229,759	$787,081
Equity component of convertible debentures	$14,004	$-	$-	$14,004

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

For the year ended October 31, 2021:

	USD
	(equity	CDN (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$28,001	$1,003,613	$138,307	$1,169,921
Interest expense	$236,519	$226,520	$32,770	$495,809
(Gain) loss on revaluation of derivative liabilities	$-	$(2,718,409)	$171,217	$(2,547,192)
(Gain) loss on conversion of convertible debentures	$-	$(47,356)	$37,850	$(9,506)
(Gain) loss on extinguishment of convertible debentures	$-	$1,360,536	$(341,608)	$1,018,928

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$100,000	$284,000
Amount of interest converted to common shares	$30,200	$160,064	$6,700
Number of common shares issued on conversion of convertible debentures	1,118,519	7,744,774	6,748,559	15,611,852

(b) Comparative information presented in the consolidated financial statements

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$205,100	$31,492	$364,370	$600,962
Amount of interest repaid in cash	$25,101	$36,052	$26,113	$87,266

For the year ended October 31, 2020:

	USD
	(equity	CDN (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$37,934	$723,641	$338,244	$1,099,818
Interest expense	$194,091	$215,923	$31,355	$441,369
(Gain) loss on revaluation of derivative liabilities	$-	$(590,625)	$(179,295)	$(769,920)
(Gain) loss on conversion of convertible debentures	$-	$-	$96,484	$96,484
(Gain) loss on extinguishment of convertible debentures	$-	$(10,919)	$(116,490)	$(127,409)

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$20,000	$35,000	$553,000	$608,000
Amount of interest converted to common shares	$447	$1,168	$27,046	$28,661

Number of common shares issued on conversion of convertible	511,175	731,440	42,995,029	44,237,644

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$93,721	$80,000	$173,721
Amount of interest repaid in cash	$60,918	$93,005	$1,767	$155,690

(c) Fair value of derivative liabilities outstanding

The fair value of the derivative liabilities is determined in accordance with the Black-Scholes or binomial option-pricing models, depending on the circumstances. The underlying assumptions are as follows:

	As at		As at
	October 31,		October 31,
	2022		2021
Share price	$0.03		$0.05
Exercise price	$0.02 - $0.07		$0.03 - $0.07
Volatility factor (based on historical volatility)	140%	- 232%	32% - 133%
Risk free interest rate	3.09%	- 4.28%	0.17% - 0.55%
Expected life of conversion features (in months)	0 - 11		0 - 10
Expected dividend yield	0%		0%
CDN to USD exchange rate (as applicable)	0.7299		0.8041
Call value	$0.00	- $0.02	$0.01 - $0.04

Volatility was estimated using the historical volatility of the Company's stock prices for common shares.